Accumulated Other Comprehensive Income (Items Reclassified Out of Each Component of OCI) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities		$ 626	$ 1,170	$ 881
Income tax expense		(1,632)	(2,606)	(2,706)
Net Income		5,908	7,657	$ 8,465
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	[1]	(213)	(398)
Net Income	[1]	413	772
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized gains on available for sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	[1]	$ 626	$ 1,170

[1]	Amounts in parentheses indicate debits to net income.